Stock-Based Compensation (Stock Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Number of stock options outstanding (shares) | shares	10,113,836
Weighted average remaining contractual life of outstanding stock options (years)	4 years 4 months 28 days
Number of stock options exercisable (shares) | shares	6,376,286
$5 to $9.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	$ 5
Exercise price range, upper range limit (USD per share)	$ 9.99
Number of stock options outstanding (shares) | shares	25,465
Weighted average remaining contractual life of outstanding stock options (years)	1 year 29 days
Stock options outstanding, weighted average exercise (USD per share)	$ 5.72
Number of stock options exercisable (shares) | shares	25,465
Stock options exercisable, weighted average exercise price (USD per share)	$ 5.72
$10 to $19.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	10
Exercise price range, upper range limit (USD per share)	$ 19.99
Number of stock options outstanding (shares) | shares	174,668
Weighted average remaining contractual life of outstanding stock options (years)	11 months 12 days
Stock options outstanding, weighted average exercise (USD per share)	$ 14.46
Number of stock options exercisable (shares) | shares	174,668
Stock options exercisable, weighted average exercise price (USD per share)	$ 14.46
$20 to $29.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	20
Exercise price range, upper range limit (USD per share)	$ 29.99
Number of stock options outstanding (shares) | shares	1,086,770
Weighted average remaining contractual life of outstanding stock options (years)	1 year 8 months 12 days
Stock options outstanding, weighted average exercise (USD per share)	$ 26.62
Number of stock options exercisable (shares) | shares	1,086,770
Stock options exercisable, weighted average exercise price (USD per share)	$ 26.62
$30 to $39.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	30
Exercise price range, upper range limit (USD per share)	$ 39.99
Number of stock options outstanding (shares) | shares	791,703
Weighted average remaining contractual life of outstanding stock options (years)	2 years 9 months 26 days
Stock options outstanding, weighted average exercise (USD per share)	$ 34.27
Number of stock options exercisable (shares) | shares	791,703
Stock options exercisable, weighted average exercise price (USD per share)	$ 34.27
$40 to $49.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	40
Exercise price range, upper range limit (USD per share)	$ 49.99
Number of stock options outstanding (shares) | shares	3,213,930
Weighted average remaining contractual life of outstanding stock options (years)	4 years 7 months 10 days
Stock options outstanding, weighted average exercise (USD per share)	$ 45.17
Number of stock options exercisable (shares) | shares	1,977,910
Stock options exercisable, weighted average exercise price (USD per share)	$ 44.77
$50 to $59.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	50
Exercise price range, upper range limit (USD per share)	$ 59.99
Number of stock options outstanding (shares) | shares	1,635,410
Weighted average remaining contractual life of outstanding stock options (years)	5 years 1 month 17 days
Stock options outstanding, weighted average exercise (USD per share)	$ 59.54
Number of stock options exercisable (shares) | shares	772,552
Stock options exercisable, weighted average exercise price (USD per share)	$ 59.54
$60 to $69.99 [Member]
Stock Options Outstanding And Exercisable By Exercise Price Range [Line Items]
Exercise price range, lower range limit (USD per share)	60
Exercise price range, upper range limit (USD per share)	$ 69.99
Number of stock options outstanding (shares) | shares	3,185,890
Weighted average remaining contractual life of outstanding stock options (years)	5 years 4 months 17 days
Stock options outstanding, weighted average exercise (USD per share)	$ 66.04
Number of stock options exercisable (shares) | shares	1,547,218
Stock options exercisable, weighted average exercise price (USD per share)	$ 65.89